INTANGIBLE ASSETS, NET (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF INTANGIBLE ASSETS NET

	As of	As of
	March 31, 2025	September 30, 2025
	HKD	HKD

Carrying amount at the beginning of the year / period	$-	$3,107,201
Licenses addition	10,199,480	1,166,100
Less: transfer to joint operations parties	(930,204)	(3,883,301)
Less: amortization	(2,560,667)	(390,000)
Less: disposal	(3,601,408)	-

Carrying amount at the end of the year / period	$3,107,201	$-

	As of March 31,
	2024	2025
	HKD	HKD

Additions	$-	$10,199,480
Less: transfer to joint operations parties	-	(930,204)
Less: amortization	-	(2,560,667)
Less: disposal	-	(3,601,408)

Intangible assets, net	$-	$3,107,201